Debt - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Current portion of long-term external debt, Principal outstanding	$ 105.3	$ 76.5
Current portion of long-term external debt, Debt Issuance Costs	(11.5)	(7.6)
Current portion of long-term external debt, Total Debt	93.8	68.9
Long-term external debt, Principal outstanding	3,487.0	3,227.4
Long-term external debt, Debt Issuance Costs	(46.6)	(70.8)
Long-term external debt, Total Debt	3,440.4	3,156.6
Total external debt, Principal outstanding	3,592.3	3,303.9
Total external debt, Debt Issuance Costs	(58.1)	(78.4)
Total external debt, Total Debt	$ 3,534.2	$ 3,225.5